NAME OF REGISTRANT:
Franklin Floating Rate Master Trust
File No. 811-09869
EXHIBIT ITEM: Legal Proceedings (Item B.11.b)
Mudrick Capital Management L.P., et al. v. QuarterNorth Energy Inc., et al. On February 7, 2024, certain funds purporting to hold shares of common stock and warrants in QuarterNorth Energy Inc. (QNE or the Company), and the investment managers of those funds (collectively, Plaintiffs), filed a Complaint in the Delaware Court of Chancery
(C.A. No. 2024-0106-LWW), along with motions for a temporary restraining order and expedited proceedings, related to the merger between the Company and Talos Energy Inc. (Talos). Plaintiffs named as defendants the Company and certain shareholders that collectively owned 50% or more of QNE common stock (collectively, the "Shareholder Defendants"), including certain Franklin Templeton funds and accounts.
(1) In their initial complaint, Plaintiffs asserted that the Shareholder Defendants improperly invoked a drag-along provision of a stockholder agreement to force, through the then-impending merger with Talos, an early conversion of Plaintiffs' warrants at an allegedly inflated conversion price. Plaintiffs claimed they would suffer irreparable harm in the form of a lost right in the future to exercise warrants for merger consideration, including Talos stock. Plaintiffs sought preliminary and permanent injunctive relief preventing all defendants from invoking drag-along rights as to Plaintiffs, as well as a declaratory judgment that the Shareholder Defendants could not force Plaintiffs to participate in the drag-along sale. Plaintiffs also purported to assert claims against the Company for declaratory judgment, specific performance, and unjust enrichment relating to the alleged under-valuation of Plaintiffs' warrants.
On February 20, 2024, QNE stockholders voted to approve the Talos merger.
On February 26, 2024, the court issued a memorandum opinion denying Plaintiffs' motion for declaratory relief. On March 4, 2024, Talos completed its acquisition of the Company.
On May 21, 2024, Plaintiffs filed an amended complaint, which, among other things, named certain investment advisors as defendants
(the "Advisor Defendants"). Plaintiffs claimed that the Company's board of directors breached warrant agreements and diluted the Company's warrant-holders by using an incorrect value for QNE stock in the merger transaction with Talos. According to Plaintiffs, the Company's board was majority controlled by the Shareholder and Adviser Defendants, and the Shareholder and Adviser Defendants allegedly benefited from the alleged dilution of Plaintiffs' interests. Plaintiffs in their amended complaint purported to assert causes of action against the Company for breach of contract and against the Shareholder and Adviser Defendants for unjust enrichment, seeking unspecified money damages.
On June 11, 2024, Defendants filed a motion to dismiss the amended complaint. In November 2024, the court granted, in part, the motion to dismiss, dismissing five non-Delaware domiciled stockholders for lack of personal jurisdiction, as well as the unjust enrichment claim against the Shareholder and Adviser Defendants, including the Franklin Fund and advisor defendants. A trial was held on the remaining claims in April 2026, and post-trial briefing has been completed. The remaining parties to the case are awaiting a ruling. At this time, it is not possible to predict the outcome of the proceeding or to estimate a range of reasonably possible gain or loss, if any, with respect to the Fund.

(1) The named Franklin Templeton funds and accounts
(collectively, the "Franklin Funds") are: Franklin Floating Rate Master Trust-Franklin Floating Rate Master Series; Franklin Investors Securities Trust- Franklin Floating Rate Daily Access Fund, Franklin Total Return Fund, and Franklin Low Duration Total Return Fund; Franklin Canadian Core Plus Bond Fund and Franklin Canadian Short Term Bond Fund; Franklin Strategic Series-Franklin Core Plus Bond Fund; Franklin Templeton Variable Insurance Products Trust-Franklin Strategic Income VIP Fund;
Brighthouse Funds Trust I - Brighthouse Franklin Low Duration Total Return Portfolio; and Nebraska Investment Council.